UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 1999
                                               -------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---
     This Amendment (Check only one.):  [ ]    is a restatement.
                                           [X]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 6/30/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners, LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830

Form 13F File Number:  28-7416
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date
of Signing:

                               Greenwich, Connecticut      February 11, 2000
--------------------------     ----------------------      -----------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                              --------

Form 13F Information Table Entry Total:             35
                                              --------

Form 13F Information Table Value Total:       $329,654
                                              --------
                                             (thousands)

List of Other Included Managers:

None

                                                MILTON ARBITRAGE 6/30/99 - FORM 13F INFORMATION TABLE - AMENDMENT 1

      COLUMN 1               COLUMN 2           COLUMN 3   COLUMN 4                 COLUMN 5           COLUMN 6       COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE         SHRS OR      SH/     PUT/    INVESTMENT       OTHER
  NAME OF ISSUER          TITLE OF CLASS         CUSIP    (X$1000)       PRN AMT      PRN     CALL    DISCRETION      MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Abacus Direct Corp.        Common Stock        002553105    13260         108800       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
AFC Cable Systems Inc.     Common Stock        000950105    6075          172037       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                 Common Stock        022615108    9086          178600       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Amerilink Corp.            Common Stock        03070N108    2143          109900       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.            Common Stock        030954101    7136          97100        SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.     Common Stock        048825103    12706         152064       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ballard Med. Prods.        Common Stock        058566100    4135          177386       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Bank Boston Corp.          Common Stock        06605R106    16695         326563       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
CNB Bancshares Inc.        Common Stock        126126101    10231         179500       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Commodore Applied Tech.
Inc.                       Common Stock        202630109    6             26290        SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.      Common Stock        247357106    3580          113668       SH              SOLE
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Emerald Financial Corp.    Common Stock        290927102    6464          328353       SH              SOLE
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Everen Capital Corp.       Common Stock        299761106    13937         467500       SH              SOLE
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First Amern Corp Tenn      Common Stock        318900107    12568         302400       SH              SOLE
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Frontier Corp.             Common Stock        35906P105    3517          60000        SH              SOLE
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Honeywell Inc.             Common Stock        438506107    17647         152300       SH              SOLE
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Jeff Banks Inc.            Common Stock        472317106    406           14300        SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Life USA Hldgs Inc.        Common Stock        531918209    5568          275000       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mercantile Bancorporation
Inc.                       Common Stock        587342106    21924         383800       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                    COLUMN 8
------------------------------------------------------
                                VOTING AUTHORITY
  NAME OF ISSUER              SOLE    SHARED   NONE
------------------------------------------------------

Abacus Direct Corp.          108800
------------------------------------------------------
AFC Cable Systems Inc.       172037
------------------------------------------------------
Alza Corp.                   178600
------------------------------------------------------
Amerilink Corp.              109900
------------------------------------------------------
Ameritech Corp.              97100
------------------------------------------------------
Atlantic Richfield Co.       152064
------------------------------------------------------
Ballard Med. Prods.          177386
------------------------------------------------------
Bank Boston Corp.            326563
------------------------------------------------------
CNB Bancshares Inc.          179500
------------------------------------------------------
Commodore Applied Tech.
Inc.                         26290
------------------------------------------------------
Delta & Pine Land Co.        113668
------------------------------------------------------
Emerald Financial Corp.      328353
------------------------------------------------------
Everen Capital Corp.         467500
------------------------------------------------------
First Amern Corp Tenn        302400
------------------------------------------------------
Frontier Corp.               60000
------------------------------------------------------
Honeywell Inc.               152300
------------------------------------------------------
Jeff Banks Inc.              14300
------------------------------------------------------
Life USA Hldgs Inc.          275000
------------------------------------------------------
Mercantile Bancorporation
Inc.                         383800
------------------------------------------------------

                                                MILTON ARBITRAGE 6/30/99 - FORM 13F INFORMATION TABLE - AMENDMENT 1

      COLUMN 1               COLUMN 2           COLUMN 3   COLUMN 4                 COLUMN 5           COLUMN 6       COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE         SHRS OR      SH/     PUT/    INVESTMENT       OTHER
  NAME OF ISSUER          TITLE OF CLASS         CUSIP    (X$1000)       PRN AMT      PRN     CALL    DISCRETION      MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
National Processing Inc    Common Stock        637229105    429           42400        SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
New Eng Cmnty Bancorp
Inc.                       CL A                643890106    967           35100        SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Outdoor Sys Inc            Common Stock        690057104    10274         281500       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Hi Bred Intl Inc   Common Stock        723686101    13748         353101       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Raychem Corp.              Common Stock        754603108    12557         339400       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Republic NY Corp.          Common Stock        760719104    15546         228000       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
RichFood Hldgs. Inc.       Common Stock        763408101    6166          349900       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Sky Tel Comm. Inc.         Common Stock        83087Q104    13349         637600       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp. Inc.     Common Stock        792848103    4301          168700       SH              SOLE
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TCA Cable TV Inc.          Common Stock        872241104    14541         262000       SH              SOLE
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U.S. West Inc.             Common Stock        91273H101    17037         290000       SH              SOLE
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UST Corp. COM              Common Stock        902900109    9468          313000       SH              SOLE
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Varlen Corp.               Common Stock        922248109    4455          110000       SH              SOLE
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VWR Scientific Prods Corp  Common Stock        918435108    13589         370400       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Western Bancorp            Common Stock        957683105    15016         345200       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Whittaker Corp.            Common Stock        966680407    11127         397400       SH              SOLE
-----------------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                         COLUMN 8
---------------------------------------------------------
                                   VOTING AUTHORITY
  NAME OF ISSUER                 SOLE    SHARED   NONE
---------------------------------------------------------

National Processing Inc         42400
---------------------------------------------------------
New Eng Cmnty Bancorp
Inc.                            35100
---------------------------------------------------------
Outdoor Sys Inc                 281500
---------------------------------------------------------
Pioneer Hi Bred Intl Inc        353101
---------------------------------------------------------
Raychem Corp.                   339400
---------------------------------------------------------
Republic NY Corp.               228000
---------------------------------------------------------
RichFood Hldgs. Inc.            349900
---------------------------------------------------------
Sky Tel Comm. Inc.              637600
---------------------------------------------------------
St. Paul Bancorp. Inc.          168700
---------------------------------------------------------
TCA Cable TV Inc.               262000
---------------------------------------------------------
U.S. West Inc.                  290000
---------------------------------------------------------
UST Corp. COM                   313000
---------------------------------------------------------
Varlen Corp.                    110000
---------------------------------------------------------
VWR Scientific Prods Corp       370400
---------------------------------------------------------
Western Bancorp                 345200
---------------------------------------------------------
Whittaker Corp.                 397400
---------------------------------------------------------